CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - COMPREHENSIVE (LOSS) INCOME (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	¥ (55,905,000)	$ (8,773)	¥ (65,943,000)	¥ (152,160,000)
Operating loss	(98,683,000)	(15,486)	(34,668,000)	(51,095,000)
Interest income/(expense), net	329,000	52	96,000	181,000
Other income	135,997,000	21,341	(7,896,000)	36,367,000
Foreign exchange loss (gain)	(6,110,000)	(959)	13,567,000	1,448,000
Profit (Loss) before income taxes	(14,158,000)	(2,222)	(73,117,000)	(44,738,000)
Income tax expense	(103,000)	(16)	(6,000)	(7,967,000)
Net loss	(14,261,000)	(2,238)	(73,123,000)	(52,705,000)
Foreign currency translation adjustment	(1,871,000)	(294)	(12,218,000)	(1,706,000)
Total other comprehensive loss net of tax	(1,871,000)	(294)	(12,218,000)	(1,706,000)
Comprehensive gain (loss)	(16,132,000)	(2,532)	(85,341,000)	¥ (54,411,000)
Parent
CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
General and administrative expenses	(10,952,000)	(1,719)	(11,802,000)		¥ (32,232,000)
Operating loss	(10,952,000)	(1,719)	(11,802,000)		(32,232,000)
Interest income/(expense), net					(3,000)
Other income	(1,224,000)	(192)			3,430,000
Foreign exchange loss (gain)	(6,110,000)	(959)	13,568,000		1,448,000
Share of losses from subsidiaries and consolidated VIEs	(3,814,000)	(599)	(74,273,000)		(24,314,000)
Profit (Loss) before income taxes	(14,472,000)	(2,271)	(72,507,000)		(51,671,000)
Net loss	(14,472,000)	(2,271)	(72,507,000)		(51,671,000)
Foreign currency translation adjustment	(1,871,000)	(294)	(12,218,000)		(1,706,000)
Total other comprehensive loss net of tax	(1,871,000)	(294)	(12,218,000)		(1,706,000)
Comprehensive gain (loss)	¥ (16,343,000)	$ (2,565)	¥ (84,725,000)		¥ (53,377,000)